Annual Total Returns [BarChart] - AMG Yacktman Focused Fund - Class N	Apr. 24, 2021
Bar Chart Table:
Annual Return 2011	7.41%
Annual Return 2012	10.57%
Annual Return 2013	27.01%
Annual Return 2014	10.67%
Annual Return 2015	(5.08%)
Annual Return 2016	11.29%
Annual Return 2017	20.03%
Annual Return 2018	2.88%
Annual Return 2019	19.13%
Annual Return 2020	17.26%